FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Disclosure of assets based on categories	The following table summarizes assets and liabilities based on their categories at June 30, 2026.

	Carrying amount in statements of financial position	Non-financial assets and liabilities	Assets/ Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	4,848	—	4,848	—	—	—
Restricted cash*	50	—	50	—	—	—
Trade accounts receivable and other	4,508	—	4,008	—	500	—
Inventories	19,283	19,283	—	—	—	—
Prepaid expenses and other current assets	3,163	1,503	1,208	—	—	452
Assets classified as held for sale	140	140	—	—	—	—
Total current assets	31,992	20,926	10,114	—	500	452

Non-current assets:
Goodwill and intangible assets	5,461	5,461	—	—	—	—
Property, plant and equipment and biological assets	41,399	41,250	—	149	—	—
Investments in associates and joint ventures	9,937	9,937	—	—	—	—
Other investments	283	—	—	—	283	—
Deferred tax assets	8,561	8,561	—	—	—	—
Other assets	1,517	534	707	136	—	140
Total non-current assets	67,158	65,743	707	285	283	140
Total assets	99,150	86,669	10,821	285	783	592

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,694	—	2,694	—	—	—
Trade accounts payable and other	12,932	—	12,932	—	—	—
Short-term provisions	939	924	15	—	—	—
Accrued expenses and other liabilities	5,321	1,385	3,592	—	—	344
Income tax liabilities	455	455	—	—	—	—
Liabilities classified as held for sale	54	54	—	—	—	—
Total current liabilities	22,395	2,818	19,233	—	—	344

Non-current liabilities:
Long-term debt, net of current portion	11,727	—	11,727	—	—	—
Deferred tax liabilities	2,328	2,328	—	—	—	—
Deferred employee benefits	2,428	2,428	—	—	—	—
Long-term provisions	1,889	1,886	3	—	—	—
Other long-term obligations	1,560	349	956	—	—	255
Total non-current liabilities	19,932	6,991	12,686	—	—	255

Equity:
Equity attributable to the equity holders of the parent	54,820	54,820	—	—	—	—
Non-controlling interests	2,003	2,003	—	—	—	—
Total equity	56,823	56,823	—	—	—	—
Total liabilities and equity	99,150	66,632	31,919	—	—	599
*Restricted cash of 50 include a cash deposit of 35 in connection with various environmental obligations and true sales of receivables programs in ArcelorMittal South Africa and 13 in connection with the mandatory convertible bonds as of June 30, 2026.
Disclosure of liabilities based on categories	The following table summarizes assets and liabilities based on their categories at June 30, 2026.

	Carrying amount in statements of financial position	Non-financial assets and liabilities	Assets/ Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	4,848	—	4,848	—	—	—
Restricted cash*	50	—	50	—	—	—
Trade accounts receivable and other	4,508	—	4,008	—	500	—
Inventories	19,283	19,283	—	—	—	—
Prepaid expenses and other current assets	3,163	1,503	1,208	—	—	452
Assets classified as held for sale	140	140	—	—	—	—
Total current assets	31,992	20,926	10,114	—	500	452

Non-current assets:
Goodwill and intangible assets	5,461	5,461	—	—	—	—
Property, plant and equipment and biological assets	41,399	41,250	—	149	—	—
Investments in associates and joint ventures	9,937	9,937	—	—	—	—
Other investments	283	—	—	—	283	—
Deferred tax assets	8,561	8,561	—	—	—	—
Other assets	1,517	534	707	136	—	140
Total non-current assets	67,158	65,743	707	285	283	140
Total assets	99,150	86,669	10,821	285	783	592

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,694	—	2,694	—	—	—
Trade accounts payable and other	12,932	—	12,932	—	—	—
Short-term provisions	939	924	15	—	—	—
Accrued expenses and other liabilities	5,321	1,385	3,592	—	—	344
Income tax liabilities	455	455	—	—	—	—
Liabilities classified as held for sale	54	54	—	—	—	—
Total current liabilities	22,395	2,818	19,233	—	—	344

Non-current liabilities:
Long-term debt, net of current portion	11,727	—	11,727	—	—	—
Deferred tax liabilities	2,328	2,328	—	—	—	—
Deferred employee benefits	2,428	2,428	—	—	—	—
Long-term provisions	1,889	1,886	3	—	—	—
Other long-term obligations	1,560	349	956	—	—	255
Total non-current liabilities	19,932	6,991	12,686	—	—	255

Equity:
Equity attributable to the equity holders of the parent	54,820	54,820	—	—	—	—
Non-controlling interests	2,003	2,003	—	—	—	—
Total equity	56,823	56,823	—	—	—	—
Total liabilities and equity	99,150	66,632	31,919	—	—	599
*Restricted cash of 50 include a cash deposit of 35 in connection with various environmental obligations and true sales of receivables programs in ArcelorMittal South Africa and 13 in connection with the mandatory convertible bonds as of June 30, 2026.
Disclosure of fair value measurement of assets
The following tables summarize the bases used to measure certain assets and liabilities at their fair value.

As of June 30, 2026
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	75	—	208	283
Trade accounts receivable and other subject to TSR programs*	—	—	500	500
Derivative financial current assets	—	452	—	452
Derivative financial non-current assets	—	140	—	140
Total assets at fair value	75	592	708	1,375
Liabilities at fair value:
Derivative financial current liabilities	—	344	—	344
Derivative financial non-current liabilities	—	219	36	255
Total liabilities at fair value	—	563	36	599
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	108	—	245	353
Trade accounts receivable and other subject to TSR programs*	—	—	258	258
Derivative financial current assets	—	193	—	193
Derivative financial non-current assets	—	105	—	105
Total assets at fair value	108	298	503	909
Liabilities at fair value:
Derivative financial current liabilities	—	223		223
Derivative financial non-current liabilities	—	193	35	228
Total liabilities at fair value	—	416	35	451
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.
The following table summarizes the reconciliation of the fair value of the financial instruments classified as Level 3 :

Electricity option
Balance as of December 31, 2024	(32)
Change in fair value	(1)
Balance as of June 30, 2025	(33)
Change in fair value	(2)
Balance as of December 31, 2025	(35)
Change in fair value	(1)
Balance as of June 30, 2026	(36)

Disclosure of fair value measurement of liabilities
The following tables summarize the bases used to measure certain assets and liabilities at their fair value.

As of June 30, 2026
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	75	—	208	283
Trade accounts receivable and other subject to TSR programs*	—	—	500	500
Derivative financial current assets	—	452	—	452
Derivative financial non-current assets	—	140	—	140
Total assets at fair value	75	592	708	1,375
Liabilities at fair value:
Derivative financial current liabilities	—	344	—	344
Derivative financial non-current liabilities	—	219	36	255
Total liabilities at fair value	—	563	36	599
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	108	—	245	353
Trade accounts receivable and other subject to TSR programs*	—	—	258	258
Derivative financial current assets	—	193	—	193
Derivative financial non-current assets	—	105	—	105
Total assets at fair value	108	298	503	909
Liabilities at fair value:
Derivative financial current liabilities	—	223		223
Derivative financial non-current liabilities	—	193	35	228
Total liabilities at fair value	—	416	35	451
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.
The following table summarizes the reconciliation of the fair value of the financial instruments classified as Level 3 :

Electricity option
Balance as of December 31, 2024	(32)
Change in fair value	(1)
Balance as of June 30, 2025	(33)
Change in fair value	(2)
Balance as of December 31, 2025	(35)
Change in fair value	(1)
Balance as of June 30, 2026	(36)

Disclosure of derivative financial instruments
The portfolio associated with derivative financial instruments classified as Level 2 as of June 30, 2026 is as follows:

	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	172	1	673	(3)
Total interest rate instruments		1		(3)
Foreign exchange rate instruments
Forward purchase of contracts	352	9	255	(6)
Forward sale of contracts	450	19	376	(9)
Currency swaps purchases	1,730	29	800	(2)
Currency swaps sales	1,416	12	3,216	(106)
Exchange option purchases	859	6	654	(35)
Exchange options sales	1,611	56	1,515	(14)
Total foreign exchange rate instruments		131		(172)
Raw materials (base metal), freight, energy, emission rights and others
Term contracts sales	828	78	1,092	(136)
Term contracts purchases	1,844	333	1,119	(167)
Options sales/purchases	406	49	916	(85)
Total raw materials (base metal), freight, energy, emission rights and others		460		(388)
Total		592		(563)
The portfolio associated with derivative financial instruments classified as Level 2 as of December 31, 2025 is as follows:

	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	258	1	15	—
Total interest rate instruments		1		—
Foreign exchange rate instruments
Forward purchase of contracts	168	4	116	(6)
Forward sale of contracts	332	6	389	(12)
Currency swaps sales	1,339	10	4,169	(81)
Currency swaps purchases	3,216	24	534	(6)
Exchange option purchases	1,063	15	1,368	(5)
Exchange options sales	3,974	43	3,333	(55)
Total foreign exchange rate instruments		102		(165)
Raw materials (base metal), freight, energy, emission rights and others
Term contracts sales	486	58	371	(38)
Term contracts purchases	1,082	126	1,249	(196)
Option sales/purchases	633	11	391	(17)
Total raw materials (base metal), freight, energy, emission rights and others		195		(251)
Total		298		(416)